Contingencies (Details) - Demand for Arbitration [Member] - Bimini Technologies LLC - Sale and Exclusive License/Supply Agreement [Member] - USD ($) $ in Millions	Oct. 29, 2018	Aug. 31, 2018
Recorded Unconditional Purchase Obligation [Line Items]
Potential milestone payment due upon acheivement of gross profit		$ 1.0
Gross profit from sale of company’s puregraft product line		10.0
Potential milestone payment claimed		$ 1.0
Proceeds from milestone payment	$ 1.0